Share-Based Payments - Additional Information (Details) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) shares $ / shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of PSUs, RSUs and stock options outstanding	7,831,480		7,507,841	6,962,302
Compensation expense | $	$ 17,771	$ 17,441
Average exercise price per share option granted during the period | $ / shares	$ 0.002		$ 1.76
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of PSUs, RSUs and stock options outstanding	180,000
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of PSUs, RSUs and stock options outstanding	5,357,852
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of PSUs, RSUs and stock options outstanding	2,293,628